8. Stock-Based Compensation (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Stock based compensation expense	$ 456,000	$ 296,000	$ 907,000	$ 483,000
Aggregate intrinsic value per share			$ 2.35
Unrecognized compensation costs related to stock options	3,910,000		3,910,000
Weighted-average amortization period of unrecognized compensation costs			2 years 4 months 17 days
Stock Options - Non-employees [Member]
Stock based compensation expense	$ 40,000		$ 93,000
2006 Plan [Member]
Increase in authorized shares			250,000
2011 Plan [Member]
Increase in authorized shares			1,224,021